Loans - Details of Negotiable Obligations (Detail) SFr in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Disclosure of detailed information about borrowings [line items]
Principal value		$ 335,078		$ 191,063	$ 154,345	$ 105,751
Noncurrent		270,252		151,727	127,568
Current		64,826		39,336	26,777
Negotiable obligations [member]
Disclosure of detailed information about borrowings [line items]
Noncurrent		245,628		144,326	115,310
Current		$ 24,416		20,828	8,760
Negotiable obligations [member] | 2016 September [member] | Class LI [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value | SFr			SFr 300
Interest rate	3.75%	3.75%	3.75%
Principal Maturity	2019
Noncurrent				5,731	4,673
Current		$ 11,563		54	45
Negotiable obligations [member] | 2012 November and December [member] | Class XI [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		2,110
Principal Maturity	-
Current					260
Negotiable obligations [member] | 2012 December and 2013 March [member] | Class XIII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		2,828
Principal Maturity	-
Noncurrent					1,414
Current				1,427	1,439
Negotiable obligations [member] | 2013 April [member] | Class XVII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 2,250
Interest rate	2.25%	2.25%	2.25%
Interest rate	52.75%	52.75%	52.75%
Principal Maturity	2020
Noncurrent		$ 1,125		2,250	2,250
Current		1,330		96	101
Negotiable obligations [member] | 2013 April [member] | Class XIX [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 89
Principal Maturity	-
Current					1,413
Negotiable obligations [member] | 2013 June [member] | Class XX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,265
Interest rate	2.25%	2.25%	2.25%
Interest rate	50.70%	50.70%	50.70%
Principal Maturity	2020
Noncurrent		$ 633		1,265	1,265
Current		657		12	12
Negotiable obligations [member] | 2014 March [member] | Class XXIX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 500
Interest rate	48.99%	48.99%	48.99%
Principal Maturity	2020
Noncurrent		$ 200		350	500
Current		162		158	8
Negotiable obligations [member] | 2014 September [member] | Class XXXIV [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,000
Interest rate	0.10%	0.10%	0.10%
Interest rate	48.97%	48.97%	48.97%
Principal Maturity	2024
Noncurrent		$ 833		1,000	1,000
Current		299		54	76
Negotiable obligations [member] | 2014 September [member] | Class XXXV [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 750
Interest rate	3.50%	3.50%	3.50%
Interest rate	52.37%	52.37%	52.37%
Principal Maturity	2019
Noncurrent				500	750
Current		$ 571		298	64
Negotiable obligations [member] | 2015 February [member] | Class XXXVI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 950
Interest rate	4.74%	4.74%	4.74%
Interest rate	49.92%	49.92%	49.92%
Principal Maturity	2020
Noncurrent		$ 950		950	950
Current		187		92	126
Negotiable obligations [member] | 2015 February [member] | Class XXXVII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		250
Principal Maturity	-
Current					260
Negotiable obligations [member] | 2015 April [member] | Class XXXVIII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 935
Interest rate	4.75%	4.75%	4.75%
Interest rate	54.72%	54.72%	54.72%
Principal Maturity	2020
Noncurrent		$ 312		626	935
Current		$ 390		362	69
Negotiable obligations [member] | 2015 April [member] | Class XXXIX [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,500
Interest rate	8.50%	8.50%	8.50%
Principal Maturity	2025
Noncurrent		$ 56,062		27,731	23,617
Current		2,025		1,002	853
Negotiable obligations [member] | 2015 July [member] | Class XL [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		500
Principal Maturity	-
Current					529
Negotiable obligations [member] | 2015 September [member] | Class XLI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,900
Interest rate	48.87%	48.87%	48.87%
Principal Maturity	2020
Noncurrent		$ 633		1,267	1,900
Current		801		736	145
Negotiable obligations [member] | 2015 September and December [member] | Class XLII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,697
Interest rate	4.00%	4.00%	4.00%
Interest rate	52.87%	52.87%	52.87%
Principal Maturity	2020
Noncurrent		$ 1,697		1,697	1,697
Current		243		110	148
Negotiable obligations [member] | 2015 October [member] | Class XLIII [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 2,000
Interest rate	50.48%	50.48%	50.48%
Principal Maturity	2023
Noncurrent		$ 2,000		2,000	2,000
Current		196		80	106
Negotiable obligations [member] | 2015 December [member] | Class XLIV [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		1,400
Principal Maturity	-
Noncurrent					1,400
Current				1,422	23
Negotiable obligations [member] | 2016 March [member] | Class XLV [Member]
Disclosure of detailed information about borrowings [line items]
Principal value		150
Principal Maturity	-
Current					153
Negotiable obligations [member] | 2016 March [member] | Class XLVI [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 1,350
Interest rate	6.00%	6.00%	6.00%
Interest rate	53.09%	53.09%	53.09%
Principal Maturity	2021
Noncurrent		$ 1,350		1,350	1,350
Current		$ 234		114	152
Negotiable obligations [member] | 2016 March [member] | Class XLVII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,000
Interest rate	8.50%	8.50%	8.50%
Principal Maturity	2021
Noncurrent		$ 37,600		18,599	15,840
Current		870		430	367
Negotiable obligations [member] | 2016 April [member] | Class XLlX [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 535
Interest rate	6.00%	6.00%	6.00%
Interest rate	56.42%	56.42%	56.42%
Principal Maturity	2020
Noncurrent		$ 535		535	535
Current		$ 62		31	33
Negotiable obligations [member] | 2016 April [member] | Class XLVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 46
Interest rate	8.25%	8.25%	8.25%
Principal Maturity	2020
Noncurrent		$ 1,723		852	726
Current		29		14	12
Negotiable obligations [member] | 2016 July [member] | Class L [Member] | BADLAR variable rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 11,248
Interest rate	4.00%	4.00%	4.00%
Interest rate	47.84%	47.84%	47.84%
Principal Maturity	2020
Noncurrent		$ 11,248		11,248	11,248
Current		1,238		651	696
Negotiable obligations [member] | 2017 May [member] | Class LII [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 4,602
Interest rate	16.50%	16.50%	16.50%
Principal Maturity	2022
Noncurrent		$ 4,602		4,602
Current		110		110
Negotiable obligations [member] | 2017 December [member] | Class II [member] | BADLAR variable rate [member] | Metrogas [member]
Disclosure of detailed information about borrowings [line items]
Principal value		$ 513
Interest rate	10.00%	10.00%	10.00%
Interest rate	57.81%	57.81%	57.81%
Principal Maturity	2019
Current		$ 519
Negotiable obligations [member] | 2017 December [member] | Class LIV [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 750
Interest rate	7.00%	7.00%	7.00%
Principal Maturity	2047
Noncurrent		$ 27,855		13,846
Current		$ 70		44
Negotiable obligations [member] | 1998 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 15
Interest rate	10.00%	10.00%	10.00%
Principal Maturity	2028
Noncurrent		$ 557		276	63
Current		$ 9		5	4
Negotiable obligations [member] | 2013 July [member] | Class XXII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 92
Interest rate	3.50%	3.50%	3.50%
Principal Maturity	2020
Noncurrent		$ 456		451	576
Current		$ 461		230	197
Negotiable obligations [member] | 2013 October [member] | Class XXIV [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 150
Principal Maturity	-
Noncurrent					419
Current				498	570
Negotiable obligations [member] | 2013 December 2014 April and 2015 February and December [member] | Class XXVI [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 862
Principal Maturity	-
Noncurrent					13,410
Current				8,422	40
Negotiable obligations [member] | 2014 April, 2015 February and 2016 October [member] | Class XXVIII [Member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,522
Interest rate	8.75%	8.75%	8.75%
Principal Maturity	2024
Noncurrent		$ 57,233		28,311	24,111
Current		$ 1,210		599	509
Negotiable obligations [member] | 2014 June [member] | Class XXXIII [Member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 66
Principal Maturity	-
Current					350
Negotiable obligations [member] | 2017 July and December [member] | Class LIII [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 1,000
Interest rate	6.95%	6.95%	6.95%
Principal Maturity	2027
Noncurrent		$ 38,024		18,889
Current		$ 1,180		445
Negotiable obligations [member] | 2013 January [member] | Series A-L [member] | Metrogas [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 177
Principal Maturity	-
Noncurrent					2,461
Current				3,076
Negotiable obligations [member] | 2013 January [member] | Series A-U [member] | Metrogas [member]
Disclosure of detailed information about borrowings [line items]
Principal value	$ 18
Principal Maturity	-
Noncurrent					$ 220
Current				$ 256